INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
As at June 30, 2013, most of the Company's double-hull VLCCs and Suezmax tankers were chartered to Frontline Shipping Limited (“Frontline Shipping”) and Frontline Shipping II Limited (“Frontline Shipping II”) on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately one to fourteen years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.
One of the Company’s offshore supply vessels is chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly-owned subsidiary of Deep Sea Supply Plc., a related party. Another of the Company's offshore supply vessels is chartered on a long term bareboat charter to Deep Sea Supply Shipowning II B.V., a wholly owned subsidiary of Deep Sea Supply BTG B.V., which is a joint venture owned 50% by Deep Sea Supply Plc. and 50% by BTG Pactual. We refer to Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. together as Deep Sea. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.
As of June 30, 2013, 24 of the Company’s assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company’s Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2013, of which Glorycrown and Everbright accounted for $95.2 million (December 31, 2012: $93.5 million).

(in thousands of $)	June 30, 2013	December 31, 2012
Total minimum lease payments to be received	1,850,485	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229)	(538,890)
Net minimum lease payments receivable	1,353,256	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(401,511)	(435,047)
	1,267,864	1,310,442
Less: deferred deemed equity contribution	(145,069)	(151,454)
Less: unamortized gains	(14,637)	(15,129)
Total investment in direct financing and sales-type leases	1,108,158	1,143,859

Current portion	52,257	56,870
Long-term portion	1,055,901	1,086,989
	1,108,158	1,143,859